Taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	$ 219,411	$ 80,324
Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(318,134)	(253,108)
Non-capital losses [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	487,398	342,202
Non-capital losses [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	57,785	34,703
Capital assets [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(296,591)	(294,178)
Capital assets [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(319,553)	(259,236)
Asset retirement obligations [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	38,429	28,056
Asset retirement obligations [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(51,031)	(27,868)
Derivative contracts [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(11,937)	10,164
Derivative contracts [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	0	11,386
Unrealized foreign exchange [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(1,873)	(7,927)
Unrealized foreign exchange [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(10,715)	(13,355)
Other deferred tax assets [Member] | Deferred Tax Assets [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	3,985	2,007
Other deferred tax liabilities [Member] | Deferred Tax Liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	$ 5,380	$ 1,262